SEPARATE ACCOUNT ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Change in Separate Account Assets and Liabilities
The following table presents the change of the Company's separate account assets and liabilities:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2023	2022
Balance, beginning of period	$1,045	$—
Additions (deductions)
Acquisition from business combination	—	1,123
Policyholder deposits	38	6
Net investment income	13	2
Net realized capital gains on investments	114	(60)
Policyholder benefits and withdrawals	(58)	(10)
Net transfer from separate account	(1)	(1)
Policy charges	(6)	(1)
Total changes	100	1,059
Balance, end of period	$1,145	$1,059